Earnings per share	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Earnings per share	Earnings per share

(EUR thousand)		For the financial year ended March 31
Earnings per share	Note	2022	2021	2020
(Loss) / Profit from continuing operations attributable to the owners of the parent		(95,235)	(432,972)	(3,532)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares		(86,692)	(398,565)	(3,532)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares		(8,543)	(34,407)	—
Weighted average number of basic ordinary shares outstanding (thousand)		179,455	169,391	168,480
Weighted average number of basic preference shares outstanding (thousand)		17,684	20,656	—
Basic earnings per ordinary share		(0.48)	(2.35)	(0.02)
Basic earnings per preference share		(0.48)	(1.67)	—
(Loss) / Profit from continuing operations attributable to the owners of the parent		(95,235)	(432,972)	(3,532)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares		(86,692)	(398,565)	(3,532)
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares		(8,543)	(34,407)	—
Weighted average number of diluted ordinary shares outstanding (thousand)		179,455	169,391	168,480
Weighted average number of diluted number of preference shares outstanding (thousand)		17,684	20,656	—
Diluted earnings per ordinary share		(0.48)	(2.35)	(0.02)
Diluted earnings per preference share		(0.48)	(1.67)	—
Comparative earnings per share (basic and diluted) were restated for the effect of the capital reorganization for comparability purposes. The average number of shares outstanding prior to the reorganization was adjusted by reflecting the exchange ratio of number of shares in the former parent entity Global Blue Group AG compared to the number of shares in Global Blue Group Holding AG.
For the calculation of the weighted average number of basic/diluted preference shares outstanding for the financial year ended March 31, 2021, preference shares are only considered after August 28, 2020.
There were no preference shares for the financial year ended March 31, 2020.
Basic
Basic earnings per share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of basic ordinary/preference shares outstanding at the end of the period.
For the financial year ended March 31, 2022, 5.9 million (5.9 million for the financial year ended March 31, 2021) preference shares have been excluded from the basic earnings per preference share calculation, as these shares were held by the Company and have been approved for cancellation at the General Meeting held September 15, 2021. The preference shares have been cancelled in December 2021.
Diluted
Diluted earnings per share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of diluted ordinary/preference shares outstanding at the end of the period.
The Company has excluded 9.7 million (8.9 million for the financial year ended March 31, 2021, nil for the financial year ended March 31, 2020) ordinary shares from the diluted earnings per ordinary share calculation, as the impact of the shares are considered anti-dilutive for the period ending March 31, 2022. The ordinary shares relate to share-based payments plans and are potentially dilutive instruments. At each of the reporting periods they had an anti-dilutive effect due to the reported loss.
The 30,735,950 outstanding Warrants as of March 31, 2022 and March 31, 2021 are considered as anti-dilutive. There were no outstanding Warrants for the financial year ended March 31, 2020.